Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2022
Related Party Transactions
Schedule of transactions with key management personnel

For the period ended June 30	2022	2021
Key Management Remuneration	1,079,324	114,235
Stock-based compensation	487,885	—
Short term accommodation expense	—	35,924

	$1,567,209	$150,158